Financial information by segment, Depreciation, amortization and impairment charges recognized (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ (75,736)	$ (74,624)
North America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(26,583)	(23,861)
South America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(11,251)	(10,197)
EMEA [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(37,902)	(40,566)
Renewable Energy [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(72,139)	(67,554)
Electric Transmission Lines [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(6,134)	(7,070)
Efficient Natural Gas [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ 2,537	$ 0